Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest and similar income	£ 11,240	£ 11,892	£ 15,456
Interest and similar expense	(3,167)	(3,770)	(6,049)
Net interest income	8,073	8,122	9,407
Fee and commission income	9,880	8,641	9,122
Fee and commission expense	(2,206)	(2,070)	(2,362)
Net fee and commission income	7,674	6,571	6,760
Net trading income	5,794	7,029	4,235
Net investment income	311	13	1,131
Other income	88	31	99
Total income	21,940	21,766	21,632
Credit impairment releases/(charges)	653	(4,838)	(1,912)
Net operating income	22,593	16,928	19,720
Staff costs	(8,511)	(8,097)	(8,315)
Infrastructure costs	(3,614)	(3,323)	(2,970)
Administration and general expenses	(2,137)	(2,313)	(2,300)
Litigation and conduct	(177)	(153)	(1,849)
Operating expenses	(14,439)	(13,886)	(15,434)
Share of post-tax results of associates and joint ventures	260	6	61
Profit on disposal of subsidiaries, associates and joint ventures	0	17	10
Profit before tax	8,414	3,065	4,357
Taxation	(1,188)	(604)	(1,003)
Profit after tax	7,226	2,461	3,354
Attributable to:
Profit attributable to ordinary equity holders of the parent	6,375	1,526	2,461
Other equity instrument holders	804	857	813
Total equity holders of the parent	7,179	2,383	3,274
Non-controlling interests	47	78	80
Profit after tax	£ 7,226	£ 2,461	£ 3,354
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.375	£ 0.088	£ 0.143
Diluted earnings per ordinary share (in GBP per share)	£ 0.366	£ 0.086	£ 0.141